Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000162463 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	15.30%
C000162463 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(8.60%)
C000162463 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	8.40%
C000162463 | CurrencyExposure_Long_Hungary
Holdings [Line Items]
Percent of Net Long Exposure	7.80%
C000162463 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	7.20%
C000162463 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	4.80%
C000162463 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	4.50%
C000162463 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
C000162463 | CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	3.40%
C000162463 | CurrencyExposure_Long_Turkey
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
C000162463 | CurrencyExposure_Long_Armenia
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
C000162463 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	61.00%
C000162463 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(8.50%)
C000162463 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000162463 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162463 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	2.50%
C000162463 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.60%
C000162463 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	22.30%
C000162463 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.10%
C000162463 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	46.20%
C000162464 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	15.30%
C000162464 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(8.60%)
C000162464 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	8.40%
C000162464 | CurrencyExposure_Long_Hungary
Holdings [Line Items]
Percent of Net Long Exposure	7.80%
C000162464 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	7.20%
C000162464 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	4.80%
C000162464 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	4.50%
C000162464 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
C000162464 | CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	3.40%
C000162464 | CurrencyExposure_Long_Turkey
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
C000162464 | CurrencyExposure_Long_Armenia
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
C000162464 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	61.00%
C000162464 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(8.50%)
C000162464 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000162464 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162464 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	2.50%
C000162464 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.60%
C000162464 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	22.30%
C000162464 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.10%
C000162464 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	46.20%
C000117767 | CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	15.30%
C000117767 | Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(8.60%)
C000117767 | CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	8.40%
C000117767 | CurrencyExposure_Long_Hungary
Holdings [Line Items]
Percent of Net Long Exposure	7.80%
C000117767 | CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	7.20%
C000117767 | CurrencyExposure_Long_Nigeria
Holdings [Line Items]
Percent of Net Long Exposure	4.80%
C000117767 | CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	4.50%
C000117767 | CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
C000117767 | CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	3.40%
C000117767 | CurrencyExposure_Long_Turkey
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
C000117767 | CurrencyExposure_Long_Armenia
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
C000117767 | Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	61.00%
C000117767 | CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(8.50%)
C000117767 | CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000117767 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.30%
C000117767 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	2.50%
C000117767 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.60%
C000117767 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	22.30%
C000117767 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.10%
C000117767 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	46.20%